Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Line Items]
Operating Leases, Income Statement, Contingent Revenue	$ 553	$ 416	$ 296
Long-Term Debt, Current [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents	25
Operating Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents	13
Cash Distribution [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents	37
Reserves [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents	90
Project Level Subsidiaries [Member]
Summary of Significant Accounting Policies [Line Items]
Other Cash Equivalents, at Carrying Value	$ 110	$ 93